Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation
On May 11, 2017, pursuant to an Agreement and Plan of Merger (the “Merger Agreement”) dated as of April 26, 2017, by and among PPD, Eagle Holding Company II, LLC (“Eagle II”), Eagle Reorganization Merger Sub, Inc. (“Merger Sub”), Eagle Buyer, Inc. (“Buyer”) and Jaguar Holding Company I (“Jaguar I”), Merger Sub merged with and into Jaguar I with Jaguar I as the surviving corporation (the “Reorganization Merger”). As a result of the Reorganization Merger, Jaguar I became a direct, wholly-owned subsidiary of Eagle II, itself a direct wholly-owned subsidiary of PPD, and Jaguar I and Jaguar Holding Company II (“Jaguar II”) both became indirect, wholly-owned subsidiaries of PPD. Subsequent to the Reorganization Merger, Jaguar I was converted from a Delaware corporation into a Delaware limited liability company (the “Conversion”) and Buyer merged with and into PPD, with PPD as the surviving corporation (the “Recapitalization Merger”). A series of transactions associated with the Reorganization Merger and Recapitalization Merger took place to effect a recapitalization of Jaguar I (the Reorganization Merger and the Recapitalization Merger, collectively, the “Recapitalization”). PPD, Eagle II, Merger Sub and Buyer were incorporated or formed by affiliates of The Carlyle Group, Inc. (“Carlyle”) and affiliates of Hellman & Friedman LLC (“H&F”) (Carlyle and H&F, collectively, the “Majority Sponsors”) to effect the Recapitalization. Jaguar I and Jaguar II were incorporated or formed by affiliates of the Majority Sponsors to effect the acquisition of Pharmaceutical Product Development, Inc. on December 5, 2011. Subsequent to the acquisition on December 5, 2011, Pharmaceutical Product Development, Inc. was reorganized into a Delaware limited liability company and changed its name to Pharmaceutical Product Development, LLC (“PPD LLC”).
Prior to the Recapitalization, Jaguar I was majority owned and jointly controlled by affiliates of the Majority Sponsors. Subsequent to the Recapitalization, PPD, and indirectly, Jaguar I, continue to be majority owned and jointly controlled by affiliates of the Majority Sponsors, both having invested from new investment funds into PPD. Additionally, two investors, an affiliate of the Abu Dhabi Investment Authority (“ADIA”) and an affiliate of GIC Private Limited (“GIC”), one of Singapore’s sovereign wealth funds, both obtained direct minority ownership interests in PPD (H&F, Carlyle, ADIA and GIC, collectively, the “Sponsors”). See Note 2, “Recapitalization Transaction,” for additional information on the Recapitalization.
The Recapitalization was treated as a recapitalization for accounting purposes with the basis of the assets and liabilities of Jaguar I remaining unchanged. Prior to the Recapitalization, PPD had no assets, liabilities or operating results and it was incorporated on April 13, 2017, for the sole purpose of effectuating the Recapitalization. The Recapitalization resulted in PPD being the continuing reporting entity for Jaguar I with no changes in the underlying business or operations of the Company. Therefore, the historical information and financial results reported in the consolidated financial statements represent the historical information and financial results for Jaguar I and its subsidiaries prior to the Recapitalization. No changes have been made to the Jaguar I historical information and financial results. When references are made in the consolidated financial statements to prior financial statements of the Company for periods prior to the Recapitalization, such financial statements referenced represent the historical consolidated financial statements of Jaguar I.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the accounts and operations of the Company. All intercompany balances and transactions have been eliminated in consolidation. Amounts pertaining to the redeemable noncontrolling ownership interest held by a third party in the operating results and financial position of the Company’s indirect majority-owned subsidiary are included as a noncontrolling interest.

Use of Estimates
Use of Estimates
The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company monitors estimates and assumptions on a continuous basis and updates these estimates and assumptions as facts and circumstances change and new information is obtained. Actual results could differ from those estimates and assumptions.

Leases
Leases
In February 2016, the FASB issued an accounting standards update, as amended, on leases, ASC Topic 842, Leases (“ASC 842”). The new guidance requires recognition of, at the lease commencement date, a liability for future lease payments and a corresponding right-of-use (“ROU”) asset on the balance sheet representing the lessee’s right to use the underlying asset for the lease term. The Company adopted ASC 842 on January 1, 2019 using the modified retrospective method for all operating leases and capital leases under ASC Topic 840, Leases (“ASC 840”). As a result of the adoption of ASC 842, all operating leases with an initial term of greater than one year are recorded on the consolidated balance sheets as a lease liability and a corresponding ROU asset. The Company elected certain practical expedients which allows the Company not to reassess: (i) whether any expired or existing contracts contain a lease, (ii) the lease classification for any expired or existing leases and (iii) whether any previously capitalized initial direct costs would qualify for capitalization. The Company also made an accounting policy election to not recognize lease liabilities and associated ROU assets for all existing short-term leases at the time of adoption.
The Company records lease expense for operating leases, some of which have escalating rent over the remaining lease term, ratably over the lease term as lease expense within direct costs or SG&A expenses on the consolidated statements of operations, depending on the use of the underlying asset. The Company records lease expense for finance leases as a combination of the amortization of the ROU asset and the amount recognized as interest on the outstanding lease liability. The amortization of the ROU asset and the interest on the outstanding lease liability are recorded within depreciation and amortization expense and interest expense, net, respectively, on the consolidated statements of operations. Variable lease costs are lease payments that are not included in the measurement of the lease liability. Variable lease costs are either (1) payments that are entirely variable period to period such as common area maintenance, electricity and real estate taxes or (2) incremental changes in an index or rate on which lease payments are based. The Company initially measures leases that are based on an index or rate by using the applicable rate at the commencement of the lease. Any subsequent changes in an index or rate are recognized as variable lease costs. Variable lease costs are recorded in the period they are incurred.
The Company’s operating and finance leases are primarily related to office, laboratory and other real estate facilities used in the delivery of clinical development services and laboratory services. Lease terms are determined at the commencement of the lease. The Company’s lease term may include options to extend the lease, when it is reasonably certain that the Company will exercise that option. As of December 31, 2019, the Company’s leases have remaining lease terms of less than one year to 17 years. At the inception of a contract, the Company determines whether the arrangement is or contains a lease in accordance with ASC 842. The requirements under ASC 842 include evaluating whether the contract includes an identifiable asset, the lessee has the right to obtain substantially all of the economic benefits from the use of the identified asset and the lessee has the right to direct the use of the identified asset.
Upon commencement of a lease, the Company recognizes a lease liability and a corresponding ROU asset. The lease liability is measured based upon the present value of future lease payments over the term of the lease using the appropriate discount rate at the date of lease commencement. The ROU asset is calculated as the lease liability plus any initial direct costs incurred and lease payments made at or before the commencement date of the lease, reduced by lease incentives, when applicable. Given that the rate implicit in a lease is not readily determinable, the Company generally uses its incremental borrowing rate as the discount rate. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The Company determines its incremental borrowing rate by developing a baseline unsecured rate curve based upon its credit quality, among other factors, and separately makes an adjustment to reflect collateralization and any other specific lease adjustments, such as adjustments for the term of the lease and currency risks.
For leases with a term of one year or less (“short-term leases”), the Company has elected not to recognize lease liabilities and associated ROU assets. Lease payments on short-term leases are recognized as lease expense within direct costs or SG&A expenses on the consolidated statements of operations, depending on the nature of the lease, on a straight-line basis over the lease term. The Company has also elected to account for lease components and non-lease components in a contract as a single lease component for leases entered into or modified post-adoption.
The Company determines if its lease arrangements are operating or finance leases at the lease commencement date. This determination includes evaluating whether (i) the underlying asset transfers ownership at the end of the lease term; (ii) the lease term represents the major part of the remaining economic life of the underlying asset; (iii) the present value of lease payments represents substantially all of the fair value of the underlying asset; (iv) an option to purchase the underlying asset is reasonably certain to be exercised and (v) the underlying asset is of a specialized nature. Finance leases are included within the current portion of and long-term debt and finance lease obligations on the consolidated balance sheets.

Stock-Based Compensation
Stock-Based Compensation
The Company measures stock-based compensation cost at the grant date, based on the fair value of the award, and recognizes it as expense (net of actual forfeitures as they occur) over the recipient’s requisite service period considering performance features, if any, that may impact vesting of such award. The Company estimates the fair value of each stock option award on the grant date using the Black-Scholes option-pricing model. The model requires the use of subjective and objective assumptions, including the fair value of the Company’s common stock on the date of grant, expected term of the award, expected stock price volatility, expected dividends and risk-free interest rate. The Company recognizes all excess tax benefits or tax deficiencies associated with stock-based awards discretely in its provision for (benefit from) income taxes. See Note 4, “Stock-based Compensation,” for additional information.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents consist of unrestricted cash accounts that are not subject to withdrawal restrictions or penalties and all highly liquid investments that have a maturity of three months or less at the date of purchase.

Revenue Recognition, Operating Costs and Expenses, Accounts Receivable, Unbilled Services and Unearned Revenue
Revenue Recognition
Revenue recognition under ASC 606
In May 2014, the Financial Accounting Standards Board (the “FASB”) issued, as amended, Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). The new guidance outlined a single comprehensive model for entities to use in accounting for revenue from contracts with customers. The Company adopted ASC 606 on January 1, 2018 using the modified retrospective method for all contracts not completed as of the date of adoption. The consolidated financial statements as of and for the years ended December 31, 2019 and 2018 reflect the application of ASC 606, while the consolidated financial statements for the year ended December 31, 2017 reflect accounting guidance from the application of ASC Topic 605, Revenue Recognition (“ASC 605”).
The Company enters into contracts with customers to provide services in which contract consideration is generally based on fixed-fee or variable pricing arrangements. The Company recognizes revenue arising from contracts with customers in an amount that reflects the consideration that the Company expects to receive in exchange for the services it provides. The Company determines its revenue recognition through the following five steps: (i) identification of the contract with a customer, (ii) identification of the performance obligations in the contract, (iii) determination of the transaction price, (iv) allocation of the transaction price to the performance obligations in the contract and (v) recognition of revenue when, or as, the Company satisfies its performance obligations in the contract. The Company’s contracts are service contracts that generally have a duration of a few months to several years with revenue being recognized primarily over time as services are provided to the customer in satisfaction of its performance obligations.

The majority of the Company’s contracts can be terminated by the customer either immediately or after a specified notice period. Upon early termination, the contracts generally require the customer to pay the Company for: (i) consideration earned through the termination date, which is consistent with the level of cost and effort expended through the termination date, (ii) consideration for services to complete the work still required to be performed and reimbursement for other related expenses, as applicable, (iii) reimbursement for certain non-cancelable expenditures and (iv) in certain cases, payment to cover a portion of the total consideration under the contract or a termination penalty.
Changes to the scope of the Company’s services are common, especially under long-term contracts, and a change in the scope of services generally results in a change in the transaction price. Changes in scope are reflected through contract modifications which are assessed on a contract-by-contract basis to determine if they should be accounted for as a new contract or part of the original contract. Generally, contract modifications are accounted for as part of the existing contract as the services to be provided for the modification are not distinct from the existing services provided under the contract. When contract modifications are accounted for as part of the existing contract, the effect of the contract modification on the transaction price and measure of progress under the contract is recognized as a cumulative adjustment to revenue as of the date of the modification.
In many cases, the Company’s contracts include variable consideration that is contingent upon the occurrence of future events, such as volume rebates, performance incentives and performance penalties or other variable consideration such as third-party pass-through and out-of-pocket costs incurred, which may impact the transaction price. Variable consideration is estimated using the expected value or the most likely amount of consideration and is included in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The estimation of variable consideration is based on the Company’s expected performance under the contract and where applicable, available historical, current and forecasted information to support such estimate. Actual results could differ significantly from estimates.
The Company incurs third-party pass-through and out-of-pocket costs in the performance of services under its contracts which are reimbursed by the customer. Third-party pass-through and out-of-pocket costs include, but are not limited to, payments to investigators, payments for the use of third-party technology, shipping costs and travel costs related to the performance of services, among others. The Company records third-party pass-through and out-of-pocket costs as revenue and the related costs incurred as reimbursed costs on the consolidated statements of operations. These reimbursed costs are included as revenue as the Company is the principal in the relationship, is primarily responsible for the services provided by third parties and significantly integrates the services of third parties with its own services in delivering a combined output to the customer. The Company excludes from revenue amounts collected and paid to governmental authorities, such as value-added taxes, that are associated with revenue transactions. All of the Company’s revenue is from contracts with customers. See Note 3, “Revenue,” for additional information.
Revenue recognition under ASC 605
Prior to the adoption of ASC 606 on January 1, 2018, the Company recognized revenue for services when all of the following criteria had been satisfied: (i) persuasive evidence of an arrangement existed, (ii) services had been rendered, (iii) the price to the customer was fixed or determinable and (iv) collectability was reasonably assured. The Company entered into contracts with customers to provide services in which contract consideration was generally based on fixed-fee or variable pricing arrangements and contracts generally had a duration of a few months to several years. The Company’s contracts generally included multiple service deliverables including trial feasibility, investigator recruitment, clinical trial monitoring, project management, database management and biostatistical services and laboratory testing, among others. If each service deliverable within the contract had standalone value to the customer, each was treated as a separate unit of accounting. If each service deliverable did not have standalone value to the customer, the service deliverables were combined into a single unit of accounting.

For those contracts with multiple units of accounting, the Company allocated contract consideration based on the relative selling price of the separately identified units of accounting. The relative selling price method required a hierarchy of evidence to be followed when determining the best evidence of the selling price of a deliverable. The best evidence of selling price for a unit of accounting was vendor-specific objective evidence (“VSOE”), or the price charged when a deliverable was sold separately on a standalone basis. When VSOE was not available, relevant third-party evidence (“TPE”) of selling price was used, such as prices competitors charge for interchangeable services to similar customers. When neither VSOE nor TPE of selling price existed, the Company used its best estimate of selling price (“BESP”) considering all relevant information that was available without undue cost or effort. Generally, the Company was not able to establish VSOE or TPE of selling price for its service deliverables due to its service deliverables with multiple units of accounting being highly customized, the variability in prices charged to customers and the lack of available competitor information. Therefore, the Company generally allocated consideration at the inception of the contract using BESP. BESP was generally established based on market factors and conditions and Company specific factors such as profit objectives, internal cost structure, market share and position and geographic region, among other factors.
The majority of the Company’s clinical development services contracts are fixed-fee, fee-for-service or time and materials contracts for clinical trial related services that represent a single unit of accounting. The Company primarily used the proportional performance method to recognize revenue for delivery of services for such contracts. Because of the service nature of the Company’s contracts, the Company believed that direct costs incurred reflected the hours incurred with hours representing the output of contracts. Thus, to measure performance under the proportional performance method, the Company compared direct costs incurred through a specified date to estimated total direct costs to complete the contract. Direct costs consisted primarily of the amount of direct labor and certain overhead costs for the delivery of services. The Company reviewed and revised the estimated total direct costs throughout the life of the contract, and recorded adjustments to revenue resulting from such revisions in the period in which the change in estimate was determined. This methodology was consistent with the manner in which the customer received the benefit of the work performed and was consistent with the Company’s contract termination provisions.
The majority of the Company’s laboratory services contracts are fixed-fee, fee-for-service or time and materials contracts that generally include multiple units of accounting. For those contracts with multiple service deliverables, the Company followed the relative selling price method to allocate contract consideration and recognized revenue as services were delivered once all other revenue recognition criteria were met.
The Company also incurred third-party pass-through and out-of-pocket costs which were generally reimbursable by its customers at cost. Prior to the adoption of ASC 606, third-party pass-through revenue and costs were presented on a net basis and out-of-pocket revenues and cost were presented on a gross basis as reimbursed revenue and reimbursed cost on the consolidated statements of operations. Additionally, third-party pass-through and out-of-pocket costs were excluded from the costs used in the measure of progress for contracts utilizing the proportional performance method to recognize revenue and revenue related to these reimbursed costs was recognized when the cost was incurred. The Company excluded from revenue amounts collected and paid to governmental authorities, such as value-added taxes, that were associated with revenue transactions.
Operating Costs and Expenses
Direct costs represent costs for providing services to customers. Direct costs primarily include labor-related costs, such as compensation and benefits for employees providing services, an allocation of facility and information technology costs, supply costs, cost for certain media-related services, other related overhead costs and offsetting research and development incentive credits.
Reimbursed costs include third-party pass-through and out-of-pocket costs which are generally reimbursable by the Company’s customers at cost. Third-party pass-through and out-of-pocket costs include, but are not limited to, payments to investigators, payments for the use of third-party technology, shipping costs and travel costs related to the performance of services, among others. Third-party pass-through and out-of-pocket costs are incurred across both reportable segments.
Selling, general and administrative (“SG&A”) expenses represent costs of business development, administrative and support functions. SG&A expenses primarily include compensation and benefits for employees, costs related to employees performing administrative tasks, stock-based compensation expense, sales, marketing and promotional expenses, recruiting and relocation expenses, training costs, travel costs, an allocation of facility and information technology costs and other related overhead costs.
Accounts Receivable, Unbilled Services and Unearned Revenue
In the normal course of business, the Company generally establishes prerequisites for billings based on contractual provisions, including payment schedules, the completion of milestones or the submission of appropriate billing detail based on the performance of services during a specified period. Payment for the Company’s services may or may not coincide with the recognition of revenue. The Company’s intent with its invoicing and payment terms is not to provide financing to the customer or receive financing from the customer. Payment terms with customers are short-term, as payment for services is typically due less than one year from the date of billing.
Accounts receivable represents amounts for which invoices have been provided to customers pursuant to contractual terms. Unbilled services represent revenue earned and recognized for services performed to date for which amounts have not yet been billed to the customer pursuant to contractual terms. Contract assets represent unbilled services where the Company's right to bill includes something other than the passage of time, such as the satisfaction of milestones related to a performance obligation for services. Contract assets are recorded as part of accounts receivable and unbilled services, net, on the consolidated balance sheets.
The Company records unearned revenue, also referred to as contract liabilities, for amounts collected from or billed to customers in excess of revenue recognized. The Company reduces unearned revenue and recognizes revenue as the related performance obligations for services are performed. Unearned revenue and contract assets are recorded net on a contract-by-contract basis at the end of each reporting period.
Revenue
Clinical Development Services
The Company’s Clinical Development Services segment provides a wide range of clinical development services to its customers including early development/Phase I, patient recruitment and enrollment, investigator site management, Phase II-IV clinical trial management, medical communications and various peri- and post-approval services. Clinical Development Service contracts are generally fixed-fee, fee-for-service or time and materials contracts and include full-service partnerships, functional service partnerships and other custom-built offerings and tailored services.
The Company’s full-service clinical trial management contracts include multiple promised services such as trial feasibility, investigator recruitment, clinical trial monitoring, project management, database management and biostatistical services, among others. The Company’s full-service clinical trial management services constitute a single performance obligation, which is the delivery of clinical trial data and related reports, as the Company provides a significant service of integrating all promises in the contract and the promises are highly interdependent and interrelated with one another. The Company uses a cost-to-cost input method to recognize revenue for the satisfaction of the performance obligation for full-service contracts. Actual total costs incurred, which is inclusive of direct, third-party pass-through and out-of-pocket costs, is compared to the estimated total costs to satisfy the performance obligation under the contract. This ratio is then multiplied by the estimated total contract consideration to calculate and recognize revenue. This methodology is consistent with the manner in which the customer receives the benefit of the work performed over time as services are rendered and is generally consistent with the Company’s contract termination provisions. Direct costs consist primarily of the amount of direct labor and certain overhead for the delivery of services. The inclusion of actual incurred and estimated total third-party pass-through and out-of-pocket costs in the measure of progress may create a timing difference between the amount of revenue recognized and the actual third-party pass-through and out-of-pocket costs incurred.
The Company reviews and revises estimated total costs to satisfy the performance obligation throughout the life of the contract, with adjustments to revenue resulting from such revisions being recorded in the period in which the change in estimate is determined. Estimated total costs are determined as part of the customer proposal and negotiation process, based on the scope of work, the complexity of the clinical trial services, the geographic locations involved, industry information and historical experience, among other factors. Monthly, accumulated actual total costs on each project are compared to the current estimated total costs to complete the performance obligation under the contract. This process includes, among other things:

•	a comparison of actual total costs incurred in the current month to the budgeted total costs for the month;

•
detailed input from project teams relating to the status of the project, including the rate of enrollment, the ability to complete individual tasks in the time allotted, the anticipated total units to be achieved, an assessment of expected third-party pass-through and out-of-pocket costs and potential changes to the project scope;

•	a comparison of third-party pass-through and out-of-pocket costs to direct costs and direct units to be achieved;

•	a comparison of the fees invoiced and collected to revenue recognized;

•	a review of experience on projects recently completed or currently running; and

•	a review of specific customer and industry changes.
As a result, the Company might determine that previous estimates of total costs need to be revised based upon the new information and such changes in estimates may have a material impact on revenue recognized. In addition, a change in the scope of work generally results in the negotiation of a contract modification to increase or decrease the estimated total contract consideration along with an associated increase or decrease in the estimated total costs to complete.
The Company recognizes revenue for other clinical development services using a variety of input and output methods depending on the type of contract and/or the performance obligations in the contract. Methods utilized primarily include cost-to-cost, units delivered, such as patients recruited or tasks performed, and hours expended. The methods used align with the satisfaction of the performance obligations and benefits received by the customer over time, as the customer would not need to have the services re-performed if the remaining unfulfilled performance obligations were transferred to another party. When contracts for other clinical development services contain multiple performance obligations, the transaction price is allocated to each performance obligation based on a directly observable relative standalone selling price. When not directly observable, the Company utilizes an expected cost plus a margin in order to estimate standalone selling price.
Laboratory Services
The Company’s Laboratory Services segment provides comprehensive laboratory services to its customers including bioanalytical, vaccine sciences, GMP, central lab and biomarker testing. Laboratory Services contracts are generally fixed-fee, fee-for-service or time and materials contracts.
The Company’s laboratory services contracts include multiple service promises such as research and development, sample testing, sample management, certain clinical trial management services and providing full-time equivalent resources, among others. The Company’s laboratory services contracts generally contain multiple performance obligations based on the types of services provided as the Company does not provide a significant integration service, nor are the services highly interrelated or interdependent. The Company uses a variety of output methods to recognize revenue depending on the type of contract and the performance obligations in the contract. Methods primarily utilized to recognize revenue include units delivered, milestones achieved and full-time equivalent resources provided. The methods used align with the satisfaction of the performance obligations and benefits received by the customer over time, as the customer would not need to have the services re-performed if the remaining unfulfilled performance obligations were transferred to another party. When contracts for other laboratory services contain multiple performance obligations, the transaction price is allocated to each performance obligation on a directly observable relative standalone selling price. When not directly observable, the Company utilizes an expected cost plus a margin approach to estimate standalone selling price.

Allowance for Doubtful Accounts
Allowance for Doubtful Accounts
The Company’s allowance for doubtful accounts is based on a variety of factors including an assessment of risk, historical experience, length of time the accounts receivable are past due and specific customer collection information. The Company performs periodic credit evaluations of customers’ financial condition and continually monitors collections and payments from its customers. The Company writes off uncollectible invoices when appropriate collection efforts have been exhausted. The allowance for doubtful accounts is included in accounts receivable and unbilled services, net on the consolidated balance sheets.

Property and Equipment
Property and Equipment
The Company records property and equipment at cost less accumulated depreciation and amortization. The Company records depreciation and amortization using the straight-line method, based on the following estimated useful lives:

Buildings	20-40 years
Furniture and equipment	4-18 years
Computer equipment and software	1-5 years

The Company depreciates leasehold improvements over the shorter of the remaining lease term or the estimated useful lives of the improvements. The Company capitalizes internal use software development costs incurred during the application development stage, while it expenses all other preliminary stage and post implementation-operation stage costs, including planning, training and maintenance costs as incurred. The Company amortizes software developed or obtained for internal use, including software licenses obtained through a cloud computing arrangement, over the estimated useful life of the software or the term of the licensing or service agreement.
The Company reviews property and equipment for impairment when events and circumstances indicate that the carrying amount of property and equipment might not be recoverable. This evaluation involves various analyses, including undiscounted cash flow projections. In the event undiscounted cash flow projections or other analysis indicate that the carrying amount of property and equipment is not recoverable, the Company records an impairment reducing the carrying value of the property or equipment to its estimated fair value. The Company estimates fair value based on generally accepted valuation techniques, including income and market approaches. These approaches may include a discounted cash flow income model, use of market information of fair value, such as recent sales or market comparables, and other generally accepted approaches. The Company depreciates or amortizes the revised fair value of the property and equipment over the remaining estimated useful life. The valuation of long-lived assets at estimated fair value, when required, is performed using Level 2 or Level 3 fair value inputs.

Goodwill
Goodwill
Goodwill is allocated to each identified reporting unit, which is defined as an operating segment or one level below the operating segment (referred to as a component of the entity). The Company assigns to goodwill the excess of the fair value of consideration conveyed for a business acquired over the fair value of identifiable net assets acquired. The Company reviews goodwill for impairment annually during the fourth quarter, and more frequently if impairment indicators arise. Impairment indicators include events or changes in circumstances that would more likely than not reduce the fair value of a reporting unit with assigned goodwill below its carrying amount. The Company monitors events and changes in circumstances on a continuous basis between annual impairment testing dates to determine if any events or changes in circumstances indicate potential impairment.
The Company performs a qualitative assessment to determine whether it is more likely than not that the estimated fair value of a reporting unit is greater than its carrying value. The qualitative analysis includes an assessment of macroeconomic conditions, industry and market specific considerations, internal cost factors, financial performance, fair value history and other Company specific events. If the qualitative analysis indicates that it is more likely than not that the estimated fair value is less than the carrying value for the reporting unit, the Company performs a quantitative analysis of the reporting unit. If based on the qualitative analysis it is more likely than not that the reporting unit’s estimated fair value exceeds its carrying value, no further analysis is required.
When the Company performs a quantitative analysis, the Company estimates the fair value of each reporting unit using generally accepted valuation techniques, which include a weighted combination of income and market approaches. The income approach incorporates a discounted cash flow model in which the estimated future cash flows of the reporting unit are discounted using an appropriately risk-adjusted weighted-average cost of capital. The forecasts used in the discounted cash flow model for each reporting unit are based in part on strategic plans and represent the Company’s estimates based on current and forecasted business and market conditions. The market approach considers the Company’s results of operations and information about the Company’s publicly traded competitors, such as earnings multiples, making adjustments to the selected competitors based on size, strengths and weaknesses, as well as publicly announced acquisition transactions. The determination of fair value for each reporting unit requires significant judgments and estimates and actual results could be materially different than those judgments and estimates resulting in goodwill impairment. If the reporting unit’s carrying value exceeds the estimated fair value, a goodwill impairment loss must be recognized in an amount equal to that excess for that reporting unit, not to exceed the total goodwill amount for that reporting unit. If based on the quantitative analysis the reporting unit’s estimated fair value exceeds its carrying value, no goodwill impairment is recorded. The valuation of goodwill at estimated fair value, when required, is performed using Level 2 or Level 3 fair value inputs.

Intangible Assets
Intangible Assets
Definite-lived intangible assets consist of trade names, investigator/payer network, technology/intellectual property, know-how/processes, backlog and customer relationships. The Company amortizes customer relationships using either a sum-of-the-years’ digits method or straight-line method over their estimated useful lives. The Company amortizes all of its other definite-lived intangible assets using the straight-line method over their estimated useful lives. The methods used reflect the expected pattern of benefit over the expected useful lives of each type of intangible asset. As of December 31, 2019, the weighted-average remaining amortization period was 12 years for all intangible assets. The estimated useful lives are as follows:

Trade names	10-23 years
Investigator/payer network	5-10 years
Technology/intellectual property	2-8 years
Know-how/processes	7-10 years
Backlog	1-6 years
Customer relationships	13-23 years

The Company reviews definite-lived intangible assets for impairment when circumstances indicate that the carrying amount of assets might not be recoverable. This evaluation involves various analyses, including undiscounted cash flow projections. In the event undiscounted cash flow projections or other analyses indicate that the carrying amount of the intangible asset is not recoverable, the Company records an intangible asset impairment reducing the carrying value of the intangible asset to its estimated fair value. The Company estimates fair value based on generally accepted valuation techniques, including cost and income approaches. These approaches may include a discounted cash flow model and other generally accepted approaches. The new fair value of the intangible asset is amortized over the remaining estimated useful life. The valuation of intangible assets at estimated fair value, when required, is performed using Level 2 or Level 3 fair value inputs. The Company does not have any indefinite-lived intangible assets other than goodwill.

Investments
Investments
Equity Method
The Company has investments in unconsolidated affiliates that are accounted for under the equity method of accounting and are classified as investments in unconsolidated affiliates on the consolidated balance sheets as the Company exercises significant influence. The Company records its pro rata share of the earnings of its investments in equity in losses of unconsolidated affiliates, net of taxes on the consolidated statements of operations.
The Company periodically reviews its equity method investment for declines in value that may be other than temporary. If an impairment indicator suggests that the estimated fair value of the investment may be less than the carrying value of the investment, the Company performs an analysis to estimate the fair value for the equity method investment, as well as assessing if the decline in the fair value estimate is other than a temporary decline. The Company estimates fair value based on generally accepted valuation techniques, including income and market approaches. The approaches may include a discounted cash flow model, use of market information such as information on the Company’s publicly traded competitors and other generally accepted approaches. Because of the inherent uncertainty of valuations, estimated valuations may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material. The valuation of the equity method investment at estimated fair value, when required, is performed using Level 2 or Level 3 fair value inputs. See Note 7, “Investments,” for additional information on the Company’s investments recognized under the equity method.

Other Investments
The Company’s other investments primarily consist of equity method investments in limited partnerships measured at fair value utilizing the fair value option, but for which fair values are not readily determinable. The Company records changes in the fair value of the investments in limited partnerships, representing realized and unrealized gains or losses, as a component of (loss) gain on investments on the statements of operations. The nature of the underlying investments in these funds is such that distributions are received through the liquidation of the underlying assets of the fund. Distributions reduce the fair value of the investment and are considered a return of investment. The Company does not receive significant amounts of interest or dividends from these investments. The estimate of fair value involves an evaluation of the investment and its underlying assets, including the market for the investment, available information on historical and projected financial performance, the potential sale or initial public offering of the underlying assets, the stage of development of the underlying assets, recent private transactions, control over the investment partnership and the lack of marketability of the investments, as well as the Company’s expected holding period, among other considerations.

Pension Plan
Pension Plan
The Company has a frozen defined benefit pension plan (the “Pension Plan”) that provides retirement benefits to certain qualifying current and former U.K. employees. The determination of the benefit obligation and expense is based on actuarial models. In order to measure the benefit cost and obligation using these models, critical assumptions are made with regard to the discount rate, expected return on plan assets and the assumed rate of compensation increases. The Company reviews these critical assumptions at least annually. Other assumptions involve demographic factors such as retirement and mortality rates. The Company reviews these assumptions periodically and updates them when its experience deems it appropriate to do so.
The discount rate represents the interest rate the Company would pay to purchase high quality investments to provide sufficient cash to settle its current projected benefit obligation. The discount rate is determined using a yield curve based on an index of GBP denominated AA corporate bonds in the U.K. for the appropriate maturity of the cash flow being discounted. The Company estimates interest cost components of net periodic benefit cost (credit) for the Company’s Pension Plan by utilizing a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to each of the underlying projected cash flows based on time until payment. The expected long-term rate of return on assets assumption is based on expectations for future yields on investments.  The long-term rate of return is developed by considering expected returns on U.K. government bonds, expected dividend yield and growth and the Pension Plan’s asset allocation.
The Company utilizes a corridor approach to amortizing unrecognized gains and losses on the Pension Plan. Amortization occurs when the accumulated unrecognized net gain or loss balance exceeds 10% of the larger of the beginning balances of the projected benefit obligation or the market-related value of the plan assets. The excess unrecognized gain or loss balance is then amortized using the average remaining working lives of the employees participating in the Pension Plan.

Debt Issuance and Modification Costs
Debt Issuance and Modification Costs
Debt issuance costs and certain debt modification costs associated with the Company’s long-term debt arrangements are deferred and presented as a direct deduction from long-term debt and finance lease obligations on the consolidated balance sheets. Deferred debt issuance costs associated with the Company’s revolving credit facility are capitalized and presented as an other asset on the consolidated balance sheets. All deferred debt issuance and modification costs are amortized over the term of the related debt or agreement using the effective interest method.

Income Taxes
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities based on the differences between amounts recorded in the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company records deferred tax assets to the extent it believes these assets will more likely than not be realized. All available positive and negative evidence is reviewed in making a determination. The evidence includes future reversals of existing deferred tax liabilities, historical and projected future taxable income and tax planning strategies. The realization of the deferred income tax assets ultimately depends on the existence of sufficient taxable income in either the carryback or carryforward periods under tax law. If future events differ from the Company’s current forecasts, a valuation allowance may need to be established or released. The Company records deferred taxes as long-term assets or liabilities on the consolidated balance sheets.
The Company assesses its income tax positions and records tax benefits based upon management’s evaluation of the facts, circumstances and information available at the reporting date. For those tax positions where it is more likely than not that a tax benefit will be sustained, the Company records the largest amount of tax benefit with a greater than 50 percent likelihood of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will be sustained, no tax benefit is recognized in the consolidated financial statements. The Company classifies liabilities for unrecognized tax benefits as accrued income taxes on the consolidated balance sheets unless the uncertainty is expected to be resolved within one year. The Company’s policy for recording interest and penalties associated with unrecognized tax benefits is to record them as a component of provision for (benefit from) income taxes.

Commitments and Contingencies
Commitments and Contingencies
The Company records and discloses a liability for pending and threatened litigation matters when an adverse outcome is probable and the amount of the potential liability is reasonably estimable. The Company reviews claims and legal proceedings on a continuous basis and records or adjusts liabilities recorded for such matters based on updated facts and circumstances including settlements or offers to settle, judicial rulings, advice of counsel or other pertinent matters. Legal costs associated with contingencies are charged to expense as incurred.
The Company is involved in a variety of pending and threatened legal and tax proceedings, claims and litigation that arise from time to time in the ordinary course of business. These actions may be threatened or commenced by various parties, including customers, current or former employees, vendors, government agencies or others. Based on the latest information available, the Company does not expect any pending or threatened legal or tax proceeding, claim or litigation, either individually or in the aggregate, will have a material adverse effect on the business, financial position, results of operations and/or cash flows of the Company.

Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities
The Company may use derivatives to manage its exposure to foreign currency and interest rate risk. When the Company uses derivatives, the Company records the fair value of derivative instruments on the consolidated balance sheet as either an asset or liability. Changes in a derivative’s fair value are recorded each period in income from operations or other comprehensive income or loss (“OCI” or “OCL”), depending on the type of hedge transaction, whether the derivative is designated and whether the derivative is effective as a hedged transaction. Changes in the fair value of derivative instruments recorded to OCI or OCL are reclassified to income from operations in the period affected by the underlying hedged item. Any portion of the fair value of a derivative instrument determined to be ineffective is recognized in current earnings.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable and unbilled services, net. Based on the nature of the financial instruments and/or historical realization of these financial instruments as well as the financial institutions holding the deposits, the Company believes it bears minimal credit risk.

Foreign Currency
Foreign Currency
The Company translates assets and liabilities of foreign operations, where the functional currency is the local currency, into U.S. dollars at the rate of exchange at each reporting date and stockholders’ equity accounts at historical exchange rates. The Company translates income and expenses at the exchange rate on the date in which the transaction occurs or at the average exchange rate prevailing during the month in which a transaction occurs. Gains or losses from translating foreign currency amounts are recorded in OCI or OCL. As a result of foreign operations, the Company is exposed to foreign currency exchange risk due to the timing between the initiation of a transaction and the ultimate settlement of the transaction. Therefore, the Company incurs foreign currency transaction and re-measurement gains or losses. The Company includes foreign currency transaction and re-measurement gains and losses in other (expense) income, net on the consolidated statements of operations.

Business Combinations
Business Combinations
The Company accounts for business combinations using the acquisition method of accounting, where the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquired entity are measured at their fair values and recognized on the date of acquisition. Initial estimates of fair value may be recorded as provisional, with measurement period adjustments to fair value recorded in subsequent periods. The measurement period is defined as the time period in which all information has been obtained to determine the fair value of the identifiable assets acquired, liabilities assumed and any noncontrolling interests. However, the measurement period is to not exceed one year from the date of acquisition. All adjustments made to provisional amounts are recognized in the period in which the adjustments are determined and disclosures are made when such adjustments are significant. Goodwill is the excess of the fair value of the consideration conveyed in the acquisition over the fair value of the identifiable net assets acquired. The fair values assigned to identifiable assets acquired, liabilities assumed and noncontrolling interests are based on management’s estimates and assumptions, as well as other information compiled by management, including available historical information, using generally accepted valuation techniques. Significant judgment may be required to determine these fair values. Actual results could materially differ from the estimates and assumptions used in the determination of fair value, which could result in an impairment of the intangible assets or goodwill, or require acceleration of amortization expense of definite-lived intangible assets.
The Company records assets and liabilities representing working capital at their historical costs, which approximate fair value given the short-term nature of the assets and liabilities. The Company may use the market, income or cost approaches to value significant property and equipment acquired. The Company generally uses the income approach method to estimate the fair value of definite-lived intangible assets consisting of customer relationships, backlog, and trade names. The Company generally uses the cost approach method to estimate the fair value of investigator/payer network, certain technology/intellectual property and know-how/processes. Significant estimates and assumptions in the estimates of fair value reflect the consideration of other marketplace participants, and include the amount and timing of future cash flows (including expected growth rates and profitability), economic barriers to entry, the brand’s relative market position, estimated royalty rates, estimated costs to replicate, opportunity costs and the discount rate applied to future cash flows. The valuation of property and equipment and definite-lived intangible assets at fair value is primarily performed using Level 2 or Level 3 fair value inputs.

Fair Value
Fair Value
The Company records certain assets and liabilities at fair value on a recurring and nonrecurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability, or the exit price, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a fair value hierarchy that gives highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities and the lowest level to unobservable inputs. The inputs used to measure fair value are classified into the following fair value hierarchy:

• Level 1 - Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Company can access at the measurement date.
• Level 2 - Observable inputs other than quoted prices in Level 1, including (i) quoted prices for similar assets and liabilities in active markets, (ii) quoted prices for identical or similar assets or liabilities in markets that are not active and (iii) observable inputs for the assets or liabilities other than quoted market prices.
• Level 3 - Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. This includes assets and liabilities determined using pricing models, discounted cash flow methodologies or similar techniques reflecting the Company’s own assumptions.
The fair value measurement of a financial instrument and its classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. The Company reports transfers between valuation levels at their fair value as of the beginning of the month in which such changes in the fair value inputs occur.

Earnings Per Share
Earnings per Share
The calculation of earnings per share (“EPS”) is based on the Company’s net income that is attributable to its common stockholders divided by the weighted-average number of common shares or common share equivalents outstanding during the applicable period. The Company’s net income that is attributable to common stockholders will generally not be the same as the Company’s consolidated net income due to the effects of redeemable noncontrolling interests recognized and deemed dividends related to recapitalization contingent consideration. See Note 5, “Stockholders’ Deficit and Redeemable Noncontrolling Interest” and Note 2, “Recapitalization Transaction,” for additional information.
The dilutive effect of common share equivalents is excluded from basic EPS and is included in the calculation of diluted EPS. Restricted stock and stock options granted by the Company are treated as potential common shares outstanding in computing diluted EPS. Diluted shares outstanding are calculated based on the average share price for each fiscal period using the treasury stock method.
Under the treasury stock method, the amount the employee must pay for exercising stock options and the amount of compensation cost for future service that the Company has not yet recognized are assumed to be used to repurchase shares. The Company does not include potentially dilutive shares in the calculation of diluted weighted-average number of common shares outstanding in cases where the inclusion of such additional shares would be anti-dilutive. See Note 18, “Earnings Per Share,” for additional information on the Company’s calculation of basic and diluted EPS.

Reportable Segments
Reportable Segments
The Company has two reportable segments, Clinical Development Services and Laboratory Services. The Clinical Development Services segment provides a wide range of services to its customers including early development/Phase I, patient recruitment and enrollment, investigator site management, Phase II-IV clinical trial management, medical communications and various peri- and post-approval services. The Laboratory Services segment provides comprehensive services to its customers including bioanalytical, vaccine sciences, good manufacturing practices (“GMP”), central lab and biomarker testing. Both segments provide services to pharmaceutical, biotechnology, medical device, government organizations and other industry participants. During the fourth quarter of 2019, the chief operating decision maker (the “CODM”) updated the manner in which financial information is reviewed for purposes of assessing performance and making operating decisions for the Company’s reportable segments. See Note 19, “Segments,” for additional information on this change and the Company’s identified reportable segments.

Recently Issued Accounting Standard
Recently Issued Accounting Standard
In August 2018, the FASB issued an accounting standards update to address a customer’s accounting for implementation costs incurred in a cloud computing arrangement that is a service contract. This new guidance was issued to align the accounting for costs incurred to implement a cloud computing arrangement that is a service contract with the guidance on capitalizing costs associated with developing or obtaining internal-use software. Upon the adoption of this standard, implementation costs incurred in a cloud computing arrangement that is a service contract will be capitalized and presented in the financial statements similar to prepaid expenses related to service contracts. Additionally, expenses associated with capitalized implementation costs will be recorded in the same financial statement line item as the fees associated with the hosting element of a cloud computing arrangement. The accounting standards update became effective for the Company for quarterly and annual reporting on January 1, 2020. Entities have the option of using either the retrospective or prospective method to adopt the standard and the Company expects to elect the prospective method. The Company is in the process of evaluating the impact of this new accounting guidance on its consolidated financial statements and plans to finalize this evaluation for quarterly reporting as of March 31, 2020.